11. Land use right, net (Tables)	12 Months Ended
Dec. 31, 2013
Land Use Right Net Tables
Schedule Land use right
	2013	2012
	RMB’000	RMB’000

Land use right	7,361	7,315
Less: Accumulated amortisation	(1,167)	(980)

	6,194	6,335

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Amortisation expense	141	177	148